Consolidated Statements of Cash Flows (Unaudited)	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Cash flows from operating activities
Net loss	$ (305,816)	$ (978,984)
Net loss from discontinued operations, net of tax		(173,168)
Net loss from continuing operations	(305,816)	(805,816)
Adjustment to reconcile net income to net cash used in operating activities
Depreciation and amortization	9,567	25,035
Changes in operating assets and liabilities:
Accounts receivable	(1,541,925)
Advance to suppliers	(14,186,429)
Prepayment and other current assets	(428,410)	95,047
Inventories	(4,073,711)
Accounts payable	(3,349)	134
Accrued expenses and other payables	337,575	(9,387)
Advanced from customers	17,560,514	13,375
Net cash used in operating activities from continuing operations	(2,631,984)	(681,612)
Net cash used in operating activities from discontinued operations		(261,527)
Net cash used in operating activities	(2,631,984)	(943,139)
Cash flows from investing activities
Purchase of property and equipment		(821)
Net cash used in investing activities from continuing operations		(821)
Net cash used in investing activities from discontinued operations
Net cash used in investing activities		(821)
Cash flows from financing activities
Proceeds from issuance of ordinary shares		667,901
Proceeds from related parties	373,130	100,292
Proceeds from short-term borrowings	2,541,925
Proceeds from short-term borrowings - related party	499,980
Repayments to related parties	(17,391)	(657,538)
Net cash provided by financing activities from continuing operations	3,397,644	110,655
Net cash used in financing activities from discontinued operations		(120,110)
Net cash provided by/(used in) financing activities	3,397,644	(9,455)
Effect of exchange rate changes on cash and cash equivalents	(26,731)	82,662
Net change in cash and cash equivalents	738,929	(870,753)
Cash and cash equivalents, beginning of the period	664,605	2,076,569
Cash and cash equivalents, end of the period	1,403,534	1,205,816
Less cash and cash equivalents of discontinued operations–end of period		366,606
Cash and cash equivalents of continuing operations–end of period	1,403,534	839,210
Supplemental cash flow information
Interest paid	12,740
Income tax paid
Non-cash investing and financing activities
Cancelled 5,000,000 shares of class B ordinary shares	$ 5,000